Loans and The Allowance for Loan Losses - Risk category of loans by class (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 276,175,000	$ 283,339,000
Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	268,890,000	278,534,000
Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	3,562,000	1,425,000
Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	3,723,000	3,380,000
Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	44,000	50,000
Real estate loans | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	212,903,000	221,602,000
Real estate loans | Secured by one-to-four family residences | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	210,194,000	218,222,000
Real estate loans | Secured by one-to-four family residences | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	183,000	494,000
Real estate loans | Secured by one-to-four family residences | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,526,000	2,886,000
Real estate loans | Secured by one-to-four family residences | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	10,876,000	10,241,000
Real estate loans | Secured by multi-family residences | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	10,876,000	10,241,000
Real estate loans | Secured by multi-family residences | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans | Secured by multi-family residences | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans | Secured by multi-family residences | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	4,679,000	4,898,000
Real estate loans | Construction | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	4,679,000	4,898,000
Real estate loans | Construction | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans | Construction | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans | Construction | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	23,081,000	22,492,000
Real estate loans | Commercial real estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	18,772,000	21,313,000
Real estate loans | Commercial real estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	3,355,000	931,000
Real estate loans | Commercial real estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	954,000	248,000
Real estate loans | Commercial real estate | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Real estate loans | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	17,459,000	16,766,000
Real estate loans | Home equity lines of credit | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	17,280,000	16,565,000
Real estate loans | Home equity lines of credit | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	14,000	0
Real estate loans | Home equity lines of credit | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	165,000	201,000
Real estate loans | Home equity lines of credit | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Other Loan Portfolio Segment | Commercial and industrial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	7,133,000	7,290,000
Other Loan Portfolio Segment | Commercial and industrial loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	7,050,000	7,245,000
Other Loan Portfolio Segment | Commercial and industrial loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	10,000	0
Other Loan Portfolio Segment | Commercial and industrial loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	73,000	45,000
Other Loan Portfolio Segment | Commercial and industrial loans | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Other Loan Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	44,000	50,000
Other Loan Portfolio Segment | Other loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	39,000	50,000
Other Loan Portfolio Segment | Other loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	0	0
Other Loan Portfolio Segment | Other loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	5,000	0
Other Loan Portfolio Segment | Other loans | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 0	$ 0